Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

	December 31, 2016
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$72,811	$5,732	$78,543
Foreign government	—	55,687	289	55,976
Foreign corporate	—	44,858	5,805	50,663
U.S. government and agency	24,943	19,490	—	44,433
RMBS	—	25,194	3,838	29,032
State and political subdivision	—	12,221	10	12,231
ABS	—	10,196	1,029	11,225
CMBS	—	7,112	348	7,460
Total fixed maturity securities	24,943	247,569	17,051	289,563
Equity securities	1,334	1,092	468	2,894
FVO and trading securities (1)	11,123	2,513	287	13,923
Short-term investments (2)	4,091	1,868	46	6,005
Residential mortgage loans — FVO	—	—	566	566
Other investments	86	71	—	157
Derivative assets: (3)
Interest rate	3	7,556	2	7,561
Foreign currency exchange rate	—	3,783	80	3,863
Credit	—	145	30	175
Equity market	30	390	120	540
Total derivative assets	33	11,874	232	12,139
Embedded derivatives within asset host contracts (4)	—	—	143	143
Separate account assets (5)	82,818	111,612	1,148	195,578
Total assets	$124,428	$376,599	$19,941	$520,968
Liabilities
Derivative liabilities: (3)
Interest rate	$12	$1,713	$500	$2,225
Foreign currency exchange rate	—	3,784	54	3,838
Credit	—	49	—	49
Equity market	3	566	240	809
Total derivative liabilities	15	6,112	794	6,921
Embedded derivatives within liability host contracts (4)	—	—	1,554	1,554
Trading liabilities (6)	—	—	—	—
Separate account liabilities (5)	—	16	7	23
Total liabilities	$15	$6,128	$2,355	$8,498

	December 31, 2015
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$74,245	$5,328	$79,573
Foreign government	—	48,889	829	49,718
Foreign corporate	—	46,428	4,983	51,411
U.S. government and agency	29,487	17,635	—	47,122
RMBS	—	25,508	3,381	28,889
State and political subdivision	—	11,776	34	11,810
ABS	—	8,840	1,211	10,051
CMBS	—	8,680	529	9,209
Total fixed maturity securities	29,487	242,001	16,295	287,783
Equity securities	1,230	1,300	334	2,864
FVO and trading securities (1)	11,335	3,419	270	15,024
Short-term investments (2)	2,469	4,282	244	6,995
Residential mortgage loans — FVO	—	—	314	314
Other investments	109	53	—	162
Derivative assets: (3)
Interest rate	2	6,960	17	6,979
Foreign currency exchange rate	—	2,774	16	2,790
Credit	—	87	6	93
Equity market	26	467	134	627
Total derivative assets	28	10,288	173	10,489
Embedded derivatives within asset host contracts (4)	—	—	118	118
Separate account assets (5)	76,456	109,138	1,558	187,152
Total assets	$121,114	$370,481	$19,306	$510,901
Liabilities
Derivative liabilities: (3)
Interest rate	$7	$1,672	$—	$1,679
Foreign currency exchange rate	—	2,750	148	2,898
Credit	—	44	2	46
Equity market	18	424	202	644
Total derivative liabilities	25	4,890	352	5,267
Embedded derivatives within liability host contracts (4)	—	—	793	793
Trading liabilities (6)	103	50	—	153
Separate account liabilities (5)	—	—	—	—
Total liabilities	$128	$4,940	$1,145	$6,213
__________________

(1)
In 2016, the Company reinvested its trading securities portfolio into other asset classes and, at December 31, 2016, the Company no longer held any actively traded securities. FVO and trading securities at both December 31, 2016 and 2015 was comprised of over 90% FVO contractholder-directed unit-linked investments, with the remainder comprised of FVO general account securities and FVO securities held by CSEs at December 31, 2015 including actively traded securities.

(2)
Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(3)
Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)
Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, future policy benefits and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($88) million and ($157) million, respectively.

(5)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

(6)	Trading liabilities are presented within other liabilities on the consolidated balance sheets.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2016				December 31, 2015				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Offered quotes (4)	18	-	138	106	39	-	111	95	Increase
			•	Delta spread adjustments (5)					(65)	-	240	37	Decrease
	•	Market pricing	•	Quoted prices (4)	6	-	700	116	—	-	385	121	Increase
	•	Consensus pricing	•	Offered quotes (4)	37	-	120	102	99	-	121	102	Increase
Foreign government	•	Market pricing	•	Quoted prices (4)	98	-	124	104	96	-	135	113	Increase
RMBS	•	Market pricing	•	Quoted prices (4)	19	-	137	91	19	-	121	92	Increase (6)
ABS	•	Market pricing	•	Quoted prices (4)	5	-	106	99	16	-	109	101	Increase (6)
	•	Consensus pricing	•	Offered quotes (4)	96	-	102	100	97	-	105	99	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	200	-	300		307	-	307		Increase (8)
			•	Repurchase rates (9)	(44)	-	18						Decrease (8)
Foreign currency exchange rate	•	Present value techniques	•	Swap yield (7)	50	-	328		28	-	381		Increase (8)
Credit	•	Present value techniques	•	Credit spreads (10)	97	-	98		98	-	100		Decrease (8)
	•	Consensus pricing	•	Offered quotes (11)
Equity market	•	Present value techniques or option pricing models	•	Volatility (12)	12%	-	32%		15%	-	36%		Increase (8)
			•	Correlation (13)	40%	-	40%		70%	-	70%
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.21%		0%	-	0.21%		Decrease (14)
				Ages 41 - 60	0.01%	-	0.78%		0.01%	-	0.78%		Decrease (14)
				Ages 61 - 115	0.04%	-	100%		0.04%	-	100%		Decrease (14)
			•	Lapse rates:
				Durations 1 - 10	0.25%	-	100%		0.25%	-	100%		Decrease (15)
				Durations 11 - 20	2%	-	100%		2%	-	100%		Decrease (15)
				Durations 21 - 116	1.25%	-	100%		1%	-	100%		Decrease (15)
			•	Utilization rates	0%	-	25%		0%	-	25%		Increase (16)
			•	Withdrawal rates	0%	-	20%		0%	-	20%		(17)
			•	Long-term equity volatilities	9.95%	-	33%		8.79%	-	33%		Increase (18)
			•	Nonperformance risk spread	0.04%	-	1.70%		(0.47)%	-	1.31%		Decrease (19)

__________________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)
The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5)	Range and weighted average are presented in basis points.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)	Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(9)	Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(10)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(11)	At both December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(12)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(14)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(18)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(19)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2016				December 31, 2015				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Offered quotes (4)	18	-	138	106	39	-	111	95	Increase
			•	Delta spread adjustments (5)					(65)	-	240	37	Decrease
	•	Market pricing	•	Quoted prices (4)	6	-	700	116	—	-	385	121	Increase
	•	Consensus pricing	•	Offered quotes (4)	37	-	120	102	99	-	121	102	Increase
Foreign government	•	Market pricing	•	Quoted prices (4)	98	-	124	104	96	-	135	113	Increase
RMBS	•	Market pricing	•	Quoted prices (4)	19	-	137	91	19	-	121	92	Increase (6)
ABS	•	Market pricing	•	Quoted prices (4)	5	-	106	99	16	-	109	101	Increase (6)
	•	Consensus pricing	•	Offered quotes (4)	96	-	102	100	97	-	105	99	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	200	-	300		307	-	307		Increase (8)
			•	Repurchase rates (9)	(44)	-	18						Decrease (8)
Foreign currency exchange rate	•	Present value techniques	•	Swap yield (7)	50	-	328		28	-	381		Increase (8)
Credit	•	Present value techniques	•	Credit spreads (10)	97	-	98		98	-	100		Decrease (8)
	•	Consensus pricing	•	Offered quotes (11)
Equity market	•	Present value techniques or option pricing models	•	Volatility (12)	12%	-	32%		15%	-	36%		Increase (8)
			•	Correlation (13)	40%	-	40%		70%	-	70%
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.21%		0%	-	0.21%		Decrease (14)
				Ages 41 - 60	0.01%	-	0.78%		0.01%	-	0.78%		Decrease (14)
				Ages 61 - 115	0.04%	-	100%		0.04%	-	100%		Decrease (14)
			•	Lapse rates:
				Durations 1 - 10	0.25%	-	100%		0.25%	-	100%		Decrease (15)
				Durations 11 - 20	2%	-	100%		2%	-	100%		Decrease (15)
				Durations 21 - 116	1.25%	-	100%		1%	-	100%		Decrease (15)
			•	Utilization rates	0%	-	25%		0%	-	25%		Increase (16)
			•	Withdrawal rates	0%	-	20%		0%	-	20%		(17)
			•	Long-term equity volatilities	9.95%	-	33%		8.79%	-	33%		Increase (18)
			•	Nonperformance risk spread	0.04%	-	1.70%		(0.47)%	-	1.31%		Decrease (19)

__________________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)
The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5)	Range and weighted average are presented in basis points.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)	Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(9)	Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(10)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(11)	At both December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(12)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(14)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(18)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(19)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value, Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	Corporate (1)	Foreign Government	Structured Securities	State and Political Subdivision	Equity Securities	FVO and Trading Securities (2)
	(In millions)
Balance, January 1, 2015	$10,952	$1,311	$6,187	$—	$245	$567
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	53	13	103	—	11	(30)
Total realized/unrealized gains (losses) included in AOCI	(637)	(23)	(77)	1	(54)	—
Purchases (5)	2,150	184	1,851	33	128	51
Sales (5)	(1,231)	(45)	(1,256)	—	(81)	(127)
Issuances (5)	—	—	—	—	—	—
Settlements (5)	—	—	—	—	—	—
Transfers into Level 3 (6)	821	6	36	—	88	56
Transfers out of Level 3 (6)	(1,797)	(617)	(1,723)	—	(3)	(247)
Balance, December 31, 2015	10,311	829	5,121	34	334	270
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	5	12	103	1	(24)	2
Total realized/unrealized gains (losses) included in AOCI	59	(42)	56	2	19	—
Purchases (5)	2,754	44	2,221	—	23	99
Sales (5)	(996)	(45)	(1,483)	—	(15)	(35)
Issuances (5)	—	—	—	—	—	—
Settlements (5)	—	—	—	—	—	—
Transfers into Level 3 (6)	969	3	25	7	327	18
Transfers out of Level 3 (6)	(1,565)	(512)	(828)	(34)	(196)	(67)
Balance, December 31, 2016	$11,537	$289	$5,215	$10	$468	$287
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2014: (7)	$11	$12	$33	$—	$(5)	$(7)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2015: (7)	$13	$12	$103	$—	$—	$(27)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2016: (7)	$6	$12	$103	$1	$(29)	$3
Gains (Losses) Data for the year ended December 31, 2014:
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	$13	$60	$5	$—	$20	$8
Total realized/unrealized gains (losses) included in AOCI	$282	$(110)	$56	$—	$(88)	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Short-term Investments	Residential Mortgage Loans - FVO	Net Derivatives (8)	Net Embedded Derivatives (9)	Separate Accounts (10)
	(In millions)
Balance, January 1, 2015	$265	$308	$(104)	$(519)	$1,764
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	1	20	(149)	155	14
Total realized/unrealized gains (losses) included in AOCI	(1)	—	(2)	1	—
Purchases (5)	245	136	2	—	569
Sales (5)	(27)	(121)	—	—	(522)
Issuances (5)	—	—	—	—	98
Settlements (5)	—	(29)	74	(312)	(60)
Transfers into Level 3 (6)	—	—	—	—	1
Transfers out of Level 3 (6)	(239)	—	—	—	(306)
Balance, December 31, 2015	244	314	(179)	(675)	1,558
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	1	8	(31)	(399)	(2)
Total realized/unrealized gains (losses) included in AOCI	4	—	(367)	(20)	—
Purchases (5)	50	297	28	—	375
Sales (5)	(50)	(11)	—	—	(512)
Issuances (5)	—	—	—	—	62
Settlements (5)	—	(42)	(13)	(317)	(51)
Transfers into Level 3 (6)	—	—	—	—	19
Transfers out of Level 3 (6)	(203)	—	—	—	(308)
Balance, December 31, 2016	$46	$566	$(562)	$(1,411)	$1,141
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2014: (7)	$1	$20	$(60)	$(35)	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2015: (7)	$—	$20	$(170)	$133	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2016: (7)	$1	$8	$(56)	$(426)	$—
Gains (Losses) Data for the year ended December 31, 2014:
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	$1	$20	$(79)	$(19)	$104
Total realized/unrealized gains (losses) included in AOCI	$—	$—	$44	$1,286	$—

__________________

(1)	Comprised of U.S. and foreign corporate securities.

(2)	Comprised of FVO contractholder-directed unit-linked investments, FVO general account securities, FVO general account securities held by CSEs and actively traded securities.

(3)
Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans — FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(4)	Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(5)	Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(6)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7)
Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(8)	Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(9)	Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(10)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

Fair Value Option
The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

	December 31,
	2016	2015
	(In millions)
Unpaid principal balance	$794	$436
Difference between estimated fair value and unpaid principal balance	(228)	(122)
Carrying value at estimated fair value	$566	$314
Loans in nonaccrual status	$214	$122
Loans more than 90 days past due	$137	$72
Loans in nonaccrual status or more than 90 days past due, or both — difference between aggregate estimated fair value and unpaid principal balance	$(150)	$(52)
The following table presents information for long-term debt of CSEs, which is accounted for under the FVO, and was initially measured at fair value.

	December 31,
	2016	2015
	(In millions)
Contractual principal balance	$25	$24
Difference between estimated fair value and contractual principal balance	(13)	(13)
Carrying value at estimated fair value (1)	$12	$11

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(1)	Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

Nonrecurring Fair Value Measurements
The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

	At December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Carrying Value After Measurement			Gains (Losses)
	(In millions)
Mortgage loans (1)	$9	$41	$94	$—	$(1)	$2
Other limited partnership interests (2)	$96	$57	$109	$(64)	$(31)	$(70)
Other assets (3)	$—	$—	$—	$(30)	$—	$—
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(1)
Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)
For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3)	As discussed in Note 3, during the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the U.S. Retail Advisor Force Divestiture.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2016
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$64,601	$—	$—	$65,742	$65,742
Policy loans	$9,511	$—	$335	$10,921	$11,256
Real estate joint ventures	$4	$—	$—	$26	$26
Other limited partnership interests	$340	$—	$—	$371	$371
Other invested assets	$497	$145	$—	$352	$497
Premiums, reinsurance and other receivables	$4,088	$—	$1,152	$3,127	$4,279
Other assets	$237	$—	$198	$71	$269
Liabilities
Policyholder account balances	$108,255	$—	$—	$110,359	$110,359
Long-term debt	$16,422	$—	$17,972	$—	$17,972
Collateral financing arrangement	$1,274	$—	$—	$978	$978
Junior subordinated debt securities	$3,169	$—	$3,982	$—	$3,982
Other liabilities	$1,767	$—	$1,493	$275	$1,768
Separate account liabilities	$118,385	$—	$118,385	$—	$118,385

	December 31, 2015
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$59,264	$—	$—	$60,878	$60,878
Policy loans	$9,566	$—	$329	$11,087	$11,416
Real estate joint ventures	$12	$—	$—	$39	$39
Other limited partnership interests	$472	$—	$—	$558	$558
Other invested assets	$537	$155	$—	$382	$537
Premiums, reinsurance and other receivables	$2,517	$—	$409	$2,327	$2,736
Other assets	$235	$—	$207	$60	$267
Liabilities
Policyholder account balances	$104,626	$—	$—	$107,804	$107,804
Long-term debt	$17,916	$—	$19,315	$—	$19,315
Collateral financing arrangement	$1,342	$—	$—	$1,102	$1,102
Junior subordinated debt securities	$3,194	$—	$4,029	$—	$4,029
Other liabilities	$2,001	$—	$838	$1,164	$2,002
Separate account liabilities	$110,836	$—	$110,836	$—	$110,836